RELATED PARTY TRANSACTIONS - Narrative (Details) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended
	Jul. 04, 2025	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) agreement $ / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Number of credit agreements expected to entered into | agreement				2
Period of stock redeemable	18 months
Par value per share (in USD per share) | $ / shares		$ 25.93		$ 25.93
Accounts and other receivable, net		$ 1,127		$ 1,127		$ 1,140
Major ordinary share transactions
Disclosure of transactions between related parties [line items]
Period of stock redeemable	10 years
Bilateral Credit Facility
Disclosure of transactions between related parties [line items]
Revolving credit facility, face amount		1,000		1,000
Maximum borrowing capacity		1,000		1,000
Amount outstanding		524		524		470
Brookfield Business Partners
Disclosure of transactions between related parties [line items]
Capital commitments		25		25
Brookfield Business Partners | Bilateral Credit Facility
Disclosure of transactions between related parties [line items]
Revolving credit facility, face amount		1,000		1,000
Provision of related party guarantee by entity				2,350
Brookfield Business Partners | Top of range
Disclosure of transactions between related parties [line items]
Contractual capital commitments		1,500		1,500
Brookfield Business Corporation
Disclosure of transactions between related parties [line items]
Capital commitments		0		0		0
Brookfield Business Partners L.P.
Disclosure of transactions between related parties [line items]
Capital commitments		$ 725		$ 725		725
Annual dividend		7.00%		7.00%
Brookfield Business Partners
Disclosure of transactions between related parties [line items]
Base management fee, quarterly percentage				0.3125%
Base management fee, annual percentage				1.25%
Base management fee allocated		$ 8	$ 6	$ 15	$ 12
Capital commitments		$ 2,000		$ 2,000
Weighted average remaining contractual life of outstanding share options				5 days
Par value per share (in USD per share) | $ / shares		$ 25.00		$ 25.00
Accounts and other receivable, net		$ 0		$ 0		$ 0
Interest costs incurred		0	$ 0	0	$ 0
Accounts and other receivables		1,100		1,100
Brookfield Business Partners | Minimum
Disclosure of transactions between related parties [line items]
Capital commitments		$ 10		$ 10